Interim Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
REVENUE
Net revenue	$ 8,939,461	$ 8,998,026	$ 19,209,047	$ 21,212,528
EXPENSES
Salaries and wages	3,086,097	3,733,521	6,124,701	6,924,528
Consulting	527,284	586,776	1,000,897	1,116,049
Professional fees	340,342	715,852	626,069	1,239,023
Revenue sharing expense	6,060,552	6,291,112	13,353,910	15,257,848
Sponsorships and tournaments
Advertising and promotion	148,587	335,678	281,206	698,801
Office and general	1,163,432	1,212,741	2,188,073	2,456,931
Technology expenses	613,655	652,232	1,366,895	1,335,818
Amortization and depreciation	308,211	306,905	615,801	619,258
Share-based payments	683,935	1,255,326	2,432,456	2,576,412
Interest expense	161,453	197,855	314,324	395,105
(Gain) loss on foreign exchange	43,945	(13,025)	245,605	91,632
Gain on modification of debt			(30,688)
Transaction costs	681,447	349,404	799,532	356,523
Arbitration settlement reserve	1,096,096	(1,208,556)	967,262	(3,948,608)
Restructuring costs		35,747	185,539	35,747
Change in fair value of promissory notes receivable			3,757
Change in fair value of warrant liability	221,165	(998,757)	194,035	(3,940,303)
Change in fair value of convertible debt	977,595	(293,762)	1,213,605	(1,976,934)
Total	16,113,796	13,159,049	31,882,979	23,237,830
Net income (loss) for the period before discontinued operations	(7,174,335)	(4,161,023)	(12,673,932)	(2,025,302)
Income tax expense
Net income (loss) after taxes before discontinued operations	(7,174,335)	(4,161,023)	(12,673,932)	(2,025,302)
DISCONTINUED OPERATIONS
Gain (loss) from discontinued operations	(183,026)	(2,527,272)	(49,111)	(5,991,749)
Net income (loss) for the period from discontinued operations	(183,026)	(2,527,272)	(49,111)	(5,991,749)
Net loss for the period	(7,357,361)	(6,688,295)	(12,723,043)	(8,017,051)
Net (income) loss attributable to non-controlling interest		(43,874)		(68,638)
Net loss attributable to owners of the Company	(7,357,361)	(6,732,169)	(12,723,043)	(8,085,689)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	83,730	(64,559)	(227,399)	104,859
Comprehensive loss for the period	$ (7,273,631)	$ (6,796,728)	$ (12,950,442)	$ (7,980,830)
INCOME (LOSS) PER SHARE
Basic income (loss) per share - continuing operations	$ (0.45)	$ (0.27)	$ (0.80)	$ (0.13)
Basic income (loss) per share - discontinued operations	(0.01)	(0.16)		(0.38)
Basic and diluted loss per share	$ (0.46)	$ (0.43)	$ (0.80)	$ (0.51)
Weighted average number of shares outstanding - Basic and Diluted	16,027,267	15,634,944	15,923,921	15,600,100
Direct to consumer [member]
REVENUE
Net revenue
Software as a service [member]
REVENUE
Net revenue	2,441,736	2,139,463	4,881,420	4,589,298
Advertisings [member]
REVENUE
Net revenue	$ 6,497,725	$ 6,858,563	$ 14,327,627	$ 16,623,230